Supplementary Financial Information (Schedule Of Interest Expense And Related Charges) (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Supplementary Financial Information [Abstract]
Interest expense					$ 355	$ 360	$ 366
Interest expense	$ 85	$ 89	$ 167	$ 178
Amortization of debt issuance costs and discounts					3	21	18
Amortization of debt issuance costs and discounts	1	1	1	2
Allowance for funds used during construction - capitalized interest portion					$ 5	$ 10	$ 10
Allowance for funds used during construction - capitalized interest portion	(2)	(1)	(3)	(3)
Total interest expense and related charges	$ 84	$ 89	$ 165	$ 177